Summary of Significant Accounting Policies - Summary of Property and Equipment and Their Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Computers and Hardware
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years
Furniture and Fixtures
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	7 years
Lab Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	5 years
Building and Improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	25 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	Shorter of the lease term (including estimated renewals) or the estimated useful lives of the improvements